Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 7,987	$ 6,093
FVTPL securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	161	66
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	3,874	2,517
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 3,952	$ 3,510